Exit and Disposal and Other Restructuring Activities - Exit and Disposal Activity Liability (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Restructuring Reserve [Roll Forward]
Balance, beginning	$ 6.1
Charges	1.4	$ 2.0
Cash payments	(0.6)
Balance, ending	$ 6.9